Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iMGP International Fund (the “International Fund”)
Supplement dated June 10, 2024 to the Prospectus and Summary Prospectus of the Litman Gregory Funds Trust dated April 29, 2024, as supplemented
Notice to Existing and Prospective Shareholders:
Effective immediately, the following replaces the information immediately after the Bar Chart in the “Performance” section of the International Fund’s Prospectus and Summary Prospectus.
During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.96%	Quarter ended December 31, 2020
Lowest:	-32.92%	Quarter ended March 31, 2020

iMGP International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iMGP International Fund (the “International Fund”)
Supplement dated June 10, 2024 to the Prospectus and Summary Prospectus of the Litman Gregory Funds Trust dated April 29, 2024, as supplemented
Notice to Existing and Prospective Shareholders:
Effective immediately, the following replaces the information immediately after the Bar Chart in the “Performance” section of the International Fund’s Prospectus and Summary Prospectus.
During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.96%	Quarter ended December 31, 2020
Lowest:	-32.92%	Quarter ended March 31, 2020

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.96%	Quarter ended December 31, 2020
Lowest:	-32.92%	Quarter ended March 31, 2020

iMGP International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.92%)